Performance Trust Credit Fund
Schedule of Investments
November 30, 2022 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 7.34%
American Credit Acceptance Receivables Trust
2022-3, 4.860%, 10/13/2028 (a)	$1,000,000	$961,648
Exeter Automobile Receivables Trust
2022-2A, 3.850%, 07/17/2028	1,000,000	948,286
2022-4A, 4.920%, 12/15/2028	1,000,000	941,553
GLS Auto Receivables Issuer Trust
2022-3A, 4.920%, 01/15/2027 (a)	1,000,000	975,323
Santander Drive Auto Receivables Trust
2022-5, 4.740%, 10/16/2028	1,000,000	952,386
2022-7, 6.690%, 03/17/2031	1,000,000	1,007,807
TOTAL ASSET BACKED SECURITIES (Cost $5,955,445)		5,787,003

COLLATERALIZED LOAN OBLIGATIONS - 15.88%
Apidos CLO XI
2012-11A, 7.829% (3 Month LIBOR USD + 3.750%), 04/17/2034 (a)(b)(c)	500,000	481,106
Apidos CLO XII
2013-12A, 9.479% (3 Month LIBOR USD + 5.400%), 04/15/2031 (a)(b)(c)	1,000,000	815,445
Apidos CLO XXXII
2019-32A, 10.993% (3 Month LIBOR USD + 6.750%), 01/20/2033 (a)(b)(c)	1,000,000	896,646
Ares XXXIX CLO Ltd.
2016-39A, 7.544% (3 Month LIBOR USD + 3.350%), 04/18/2031 (a)(b)(c)	1,000,000	891,092
Ares XXXVII CLO Ltd.
2015-4A, 6.729% (3 Month LIBOR USD + 2.650%), 10/15/2030 (a)(b)(c)	1,000,000	902,972
Burnham Park Clo Ltd.
2016-1A, 7.093% (3 Month LIBOR USD + 2.850%), 10/20/2029 (a)(b)(c)	1,000,000	917,694
Buttermilk Park CLO Ltd.
2018-1A, 7.179% (3 Month LIBOR USD + 3.100%), 10/15/2031 (a)(b)(c)	1,000,000	919,318
Cayuga Park CLO Ltd.
2020-1A, 10.079% (3 Month LIBOR USD + 6.000%), 07/17/2034 (a)(b)(c)	1,250,000	1,088,037
Goldentree Loan Management US CLO 2 Ltd.
2017-2A, 8.943% (3 Month LIBOR USD + 4.700%), 11/28/2030 (a)(b)(c)	1,000,000	856,600
GoldentTree Loan Management US CLO 1 Ltd.
2021-9A, 7.143% (3 Month LIBOR USD + 2.900%), 01/20/2033 (a)(b)(c)	500,000	437,675
LCM Loan Income Fund I Income Note Issuer Ltd.
27A, 9.679% (3 Month LIBOR USD + 5.600%), 07/16/2031 (a)(b)(c)	500,000	358,948
LCM XVIII LP
18A, 10.193% (3 Month LIBOR USD + 5.950%), 04/20/2031 (a)(b)(c)	650,000	474,178
LCM XXII Ltd.
22A, 7.043% (3 Month LIBOR USD + 2.800%), 10/20/2028 (a)(b)(c)	895,000	764,666
Magnetite XV Ltd.
2015-15A, 9.558% (3 Month LIBOR USD + 5.200%), 07/25/2031 (a)(b)(c)	1,000,000	877,620
Neuberger Berman Loan Advisers CLO 33 Ltd.
2019-33A, 6.979% (3 Month LIBOR USD + 2.900%), 10/16/2033 (a)(b)(c)	1,000,000	922,883
Neuberger Berman Loan Advisers CLO 35 Ltd.
2019-35A, 11.227% (3 Month LIBOR USD + 7.000%), 01/19/2033 (a)(b)(c)	1,000,000	905,242
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $13,081,906)		12,510,122

CORPORATE BONDS - 31.46%
Diversified Financial Services - 0.25%
Compeer Financial FLCA
3.375% to 06/01/2031 then SOFR + 1.965%, 06/01/2036 (a)(b)	250,000	193,109
Banks - 9.22%
Banner Corp.
5.000% to 6/30/2025 then TSFR3M + 4.890%, 06/30/2030 (b)	1,000,000	947,670
Barclays PLC
6.125% (5 Year CMT Rate + 5.867%), 09/15/2166 (b)(c)(d)	250,000	225,288
First Foundation, Inc.
3.500% to 02/01/2027 then SOFR + 2.040%, 02/01/2032 (b)	500,000	432,143
First-Citizens Bank & Trust Co.
6.125%, 03/09/2028	1,000,000	1,025,424
HomeStreet, Inc.
3.500% to 01/30/2027 then SOFR + 2.150%, 01/30/2032 (b)	500,000	432,019
National Australia Bank Ltd.
3.347% (5 Year CMT Rate + 1.700%), 01/12/2037 (a)(b)(c)	1,000,000	755,473
Renasant Corp.
3.000% to 12/01/2026 then SOFR + 1.910%, 12/01/2031 (b)	750,000	632,495
Synovus Financial Corp.
5.900% (5 Year Swap Rate USD + 3.379%), 02/07/2029 (b)	1,000,000	977,800
Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate + 3.150%), 05/06/2031 (b)	1,000,000	872,389
Western Alliance Bank
5.250% to 06/01/2025 then SOFR + 5.120%, 06/01/2030 (b)	1,000,000	966,806
Building Products - 1.54%
Masonite International Corp.
3.500%, 02/15/2030 (a)(c)	250,000	194,478
TopBuild Corp.
3.625%, 03/15/2029 (a)	1,250,000	1,016,326
Capital Markets - 1.02%
Ares Capital Corp.
3.200%, 11/15/2031	1,080,000	802,575
Chemicals - 0.52%
Axalta Coating Systems, LLC
3.375%, 02/15/2029 (a)	500,000	408,545
Consumer Finance - 1.06%
OneMain Finance Corp.
5.375%, 11/15/2029	1,000,000	836,550
Electronic Equipment, Instruments & Components - 1.07%
CDW Finance Corp.
3.276%, 12/01/2028	1,000,000	842,320
Equity Real Estate Investment Trusts (REITs) - 0.48%
American Finance Trust, Inc.
4.500%, 09/30/2028 (a)	500,000	381,688
Healthcare Providers & Services - 0.52%
Centene Corp.
3.000%, 10/15/2030	500,000	409,195
Hotels, Restaurants & Leisure - 1.06%
Papa John's International, Inc.
3.875%, 09/15/2029 (a)	1,000,000	837,236
Household Durables - 3.44%
KB Home
4.800%, 11/15/2029	1,000,000	857,218
M/I Homes, Inc.
3.950%, 02/15/2030	1,300,000	998,534
Meritage Homes Corp.
3.875%, 04/15/2029 (a)	1,000,000	849,270
Information Technology - 1.46%
Dell International LLC / EMC Corp.
8.100%, 07/15/2036	1,000,000	1,149,102
Machinery - 1.06%
Allison Transmission, Inc.
3.750%, 01/30/2031 (a)	1,000,000	834,923
Media - 1.60%
CCO Holdings Capital Corp.
4.750%, 02/01/2032 (a)	1,500,000	1,256,243
Road & Rail - 1.38%
ERAC USA Finance, LLC
7.000%, 10/15/2037 (a)	1,000,000	1,085,615
Software - 1.64%
Open Text Holdings, Inc.
4.125%, 12/01/2031 (a)	625,000	484,356
Oracle Corp.
3.850%, 07/15/2036	1,000,000	812,778
Specialty Retail - 3.06%
Asbury Automotive Group, Inc.
5.000%, 02/15/2032 (a)	600,000	506,227
AutoNation, Inc.
3.850%, 03/01/2032	250,000	205,224
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (a)	1,000,000	849,461
Lithia Motors, Inc.
4.375%, 01/15/2031 (a)	1,000,000	847,000
Wireless Telecommunication Services - 1.08%
T-Mobile USA, Inc.
2.625%, 02/15/2029	1,000,000	852,884
TOTAL CORPORATE BONDS (Cost $26,795,443)		24,778,364

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 6.58%
Alternative Loan Trust
2004-24CB, 6.000%, 11/25/2034	1,430,515	1,389,591
2006-J5, 6.500%, 09/25/2036	244,788	139,021
2006-31CB, 6.000%, 11/25/2036	212,880	128,748
CHL Mortgage Pass-Through Trust
2006-17, 6.000% (1 Month LIBOR USD + 0.550%), 12/25/2036 (b)	351,998	158,985
2007-HY5, 4.029%, 09/25/2037 (e)	230,964	204,822
Citicorp Mortgage Securities Trust
2006-3, 6.000%, 06/25/2036	240,418	207,790
Credit Suisse First Boston Mortgage Securities Corp.
2005-11, 5.500%, 12/25/2035	355,648	174,304
First Horizon Alternative Mortgage Securities Trust
2005-FA11, 5.750%, 02/25/2036	245,299	122,053
Freddie Mac STACR REMIC Trust
2021-DNA5, 6.571% (SOFR30A + 3.050%), 01/25/2034 (a)(b)	1,000,000	891,309
Volt, LLC
2021-NPL4, 4.949%, 03/27/2051 (a)(f)	350,000	299,283
WaMu Mortgage Pass-Through Certificates Series Trust
2006-AR12, 3.805%, 10/25/2036 (e)	1,655,892	1,472,462
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $5,798,372)		5,188,368

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 16.76%
BANK
2020-BNK29, 2.500%, 11/15/2053 (a)	850,000	535,374
2022-BNK40, 2.500%, 03/15/2064 (a)	500,000	297,023
2021-BNK35, 2.902%, 06/15/2064 (e)	1,000,000	711,500
BBCMS Mortgage Trust
2021-C11, 1.083%, 09/15/2054 (e)(g)	4,500,000	296,181
2021-C12, 2.500%, 11/15/2054 (a)	750,000	443,935
2022-C17, 1.326%, 09/15/2055 (e)(g)	14,994,891	1,230,882
Benchmark Mortgage Trust
2021-B23, 1.379%, 02/15/2054 (e)(g)	14,903,521	1,023,185
2021-B26, 1.481%, 06/15/2054 (a)(e)(g)	2,300,000	199,646
2021-B27, 1.383%, 07/15/2054 (e)(g)	3,234,054	230,686
2021-B29, 1.417%, 09/15/2054 (a)(e)(g)	3,000,000	246,670
2021-B30, 1.410%, 11/15/2054 (a)(e)(g)	4,600,000	380,730
BMO Mortgage Trust
2022-C1, 1.892%, 02/15/2055 (a)(e)(g)	5,000,000	581,934
Citigroup Commercial Mortgage Trust
2016-C1, 5.107%, 05/10/2049 (e)	1,000,000	893,909
Freddie Mac Multifamily Structured Credit Risk
2021-MN3, 7.521% (SOFR30A + 4.000%), 11/25/2051 (a)(b)	1,000,000	888,136
GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)(h)	478,000	406,096
GS Mortgage Securities Trust
2019-GC42, 2.800%, 09/01/2052 (a)	450,000	302,435
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 2.700%, 11/15/2052 (a)	1,000,000	663,037
Morgan Stanley Capital I Trust
2017-H1, 4.281%, 06/15/2050 (e)	1,000,000	861,831
2019-H7, 3.000%, 07/15/2052 (a)	1,000,000	701,059
Wells Fargo Commercial Mortgage Trust
2015-C28, 4.219%, 05/15/2048 (e)	1,000,000	857,845
2016-C37, 3.337%, 12/15/2049 (a)(e)	1,000,000	759,823
2019-C52, 1.256%, 08/15/2052 (e)(g)	7,000,000	409,109
2021-C59, 1.582%, 04/15/2054 (a)(e)(g)	3,250,000	286,395
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $15,194,657)		13,207,421

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.26%
Freddie Mac Multifamily Structured Pass Through Certificates
K072, 0.494%, 12/25/2027 (e)(g)	72,318,176	1,130,246
K098, 1.517%, 08/25/2029 (e)(g)	6,000,000	460,828
K118, 1.052%, 09/25/2030 (e)(g)	17,923,952	1,020,203
K130, 1.144%, 06/25/2031 (e)(g)	14,984,444	1,010,937
K141, 0.407%, 02/25/2032 (e)(g)	22,198,291	525,176
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,437,459)		4,147,390

MUNICIPAL BONDS - 8.65%
California - 2.48%
City of Santa Ana, CA
1.869%, 08/01/2029	500,000	406,359
East Side Union High School District
5.320%, 04/01/2036	240,000	234,272
Golden State Tobacco Securitization Corp.
3.000%, 06/01/2046	685,000	632,803
Newport Mesa Unified School District
6.300%, 08/01/2042	200,000	243,715
Peralta Community College District
0.000%, 08/05/2031 (i)	500,000	434,042
		1,951,191
Florida - 0.56%
Florida Development Finance Corp.
7.375%, 01/01/2049 (a)	500,000	442,994
Illinois - 0.66%
Metropolitan Pier & Exposition Authority
0.000%, 12/15/2036 (i)	1,000,000	520,128
New York - 0.79%
New York Liberty Development Corp.
2.250%, 02/15/2041	900,000	623,898
Pennsylvania - 0.99%
Pennsylvania Turnpike Commission
3.000%, 12/01/2042	1,000,000	783,521
Puerto Rico - 0.82%
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	767,063	642,415
Tennessee - 0.79%
New Memphis Arena Public Building Authority
0.000%, 04/01/2043 (i)	1,625,000	619,152
Texas - 1.25%
Clifton Higher Education Finance Corp.
6.125%, 08/15/2048	165,000	167,624
Port of Beaumont Industrial Development Authority
4.100%, 01/01/2028 (a)	1,000,000	817,619
		985,243
Wisconsin - 0.31%
Public Finance Authority
7.500%, 06/01/2029 (a)	250,000	246,672
TOTAL MUNICIPAL BONDS (Cost $7,108,001)		6,815,214

US GOVERNMENT NOTES/BONDS - 2.65%
United States Treasury Notes/Bonds
3.375%, 08/15/2042	1,200,000	1,092,187
4.000%, 11/15/2042	1,000,000	999,063
TOTAL US GOVERNMENT NOTES/BONDS (Cost $2,025,991)		2,091,250

SHORT-TERM INVESTMENTS - 3.21%
First American Government Obligations Fund - Class X, 3.660% (j)	2,527,697	2,527,697
TOTAL SHORT-TERM INVESTMENTS (Cost $2,527,697)		2,527,697

Total Investments (Cost $82,924,971) - 97.79%		77,052,829
Other Assets in Excess of Liabilities - 2.21%		1,740,575
TOTAL NET ASSETS - 100.00%		$78,793,404

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2022.
(c)	Foreign issued security.
(d)	Perpetual maturity. The date referenced is the next call date.
(e)	Variable rate security; the rate shown represents the rate at November 30, 2022. The coupon is based on an underlying pool of loans.
(f)	Step-up bond; the rate shown represents the rate at November 30, 2022.
(g)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(h)	Represents an illiquid security. The total market value of these securities were $406,096, representing 0.52% of net assets as of November 30, 2022.
(i)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(j)	Seven day yield at November 30, 2022.

Abbreviations:
CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company.
SOFR	Secured Overnight Financing Rate
TSFR3M	3 Month Term Secured Overnight Financing Rate

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at November 30, 2022

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s investments carried at fair value:

Performance Trust Credit Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$5,787,003	$-	$5,787,003
Collateralized Loan Obligations	-	12,510,122	-	12,510,122
Corporate Bonds	-	24,778,364	-	24,778,364
Non-Agency Residential Mortgage Backed Securities	-	5,188,368	-	5,188,368
Non-Agency Commercial Mortgage Backed Securities	-	13,207,421	-	13,207,421
Agency Commercial Mortgage Backed Securities	-	4,147,390	-	4,147,390
Municipal Bonds	-	6,815,214	-	6,815,214
US Government Notes/Bonds	-	2,091,250	-	2,091,250
Total Fixed Income	-	74,525,132	-	74,525,132

Short-Term Investments	2,527,697	-	-	2,527,697
Total Investments In Securities	$2,527,697	$74,525,132	$-	$77,052,829

For the period ended November 30, 2022, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.